Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
Feb. 28, 2022 USD ($) Segment
Disclosure Of Financial Instruments [Line Items]
Impairment loss | $	$ 0
Number of operating segment | Segment	1
Number of reportable segment | Segment	1
Right-of-use asset | $	$ 0
Contract period	3 years
IT Platform
Disclosure Of Financial Instruments [Line Items]
Estimated useful lives	10 years
Software
Disclosure Of Financial Instruments [Line Items]
Estimated useful lives	5 years
License
Disclosure Of Financial Instruments [Line Items]
Estimated useful lives	5 years
Business Relationships
Disclosure Of Financial Instruments [Line Items]
Estimated useful lives	10 years
Brand Name
Disclosure Of Financial Instruments [Line Items]
Estimated useful lives	10 years
Office Equipment
Disclosure Of Financial Instruments [Line Items]
Estimated useful lives	3 years
Fixtures and Fittings
Disclosure Of Financial Instruments [Line Items]
Estimated useful lives	3 years
Motor Vehicles
Disclosure Of Financial Instruments [Line Items]
Estimated useful lives	10 years
Right-of-use Assets
Disclosure Of Financial Instruments [Line Items]
Estimated useful lives	Over the lease term